2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	Year Ended December 31,
	2016	2015
Raw materials	$795	$686
Work in process	115	186
Finished goods	141	365
Inventory reserve	(278)	(118)
Total	$773	$1,119

Property and Equipment
	Year Ended December 31,
	2016	2015
Equipment	$1,378	$1,377
Software	740	740
Furniture and fixtures	124	124
Leasehold Improvement	199	199
	2,441	2,440
Less accumulated depreciation	(2,315)	(2,122)
Total	$126	$318

Accrued Liabilities
	Year Ended December 31,
	2016	2015
Accrued compensation	$1,656	$1,235
Accrued professional fees	161	154
Deferred rent	13	36
Accrued warranty	58	82
Accrued vacation	175	177
Accrued dividends	296	167
Other accrued expenses	311	56
Total	$2,670	$1,907